Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	¥ (378,305)	¥ (238,240)
Deferred tax benefit (expense)	(10,623)	(1,036)	¥ 120,468
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve		(22,492)
Available-for-sale financial asset reserve		(99,383)
Exchange differences on translating foreign operations reserve		3,137
Acquisition and disposal of subsidiaries and businesses		(17,196)
Reclassification to assets held for sale		(5,540)
Exchange differences and others		2,445
At end of period	(230,292)	(378,305)	¥ (238,240)
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	(321,493)
Deferred tax benefit (expense)	(10,623)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	12,407
Financial instruments at fair value through other comprehensive income reserve	108,090
Exchange differences on translating foreign operations reserve	474
Acquisition and disposal of subsidiaries and businesses	(16,391)
Exchange differences and others	(2,756)
At end of period	¥ (230,292)	¥ (321,493)